Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements and Fair Values of Financial Instruments
Note 16 – Fair Value Measurements and Fair Values of Financial Instruments

Fair value estimates are based on quoted market prices, if available, quoted market prices of similar assets or liabilities, or the present value of expected future cash flows and other valuation techniques. These valuations are significantly affected by discount rates, cash flow assumptions, and risk assumptions used. Therefore, fair value estimates may not be substantiated by comparison to independent markets and are not intended to reflect the proceeds that may be realizable in an immediate settlement of the instruments.

Fair value is determined at one point in time and is not representative of future value. These amounts do not reflect the total value of a going concern organization. Management does not have the intention to dispose of a significant portion of its assets and liabilities and therefore, the unrealized gains or losses should not be interpreted as a forecast of future earnings and cash flows.

The following is a discussion of assets and liabilities measured at fair value on a recurring basis and valuation techniques applied:

Investment and Mortgage-Backed Securities Available-For-Sale: The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices.

We may be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with US GAAP. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Impaired Loans: Impaired loans are carried at the lower of cost or the fair value of the collateral for collateral-dependent loans less estimated costs to sell. Collateral is primarily in the form of real estate. The use of independent appraisals, discounted cash flow models and management's best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and impaired loans are therefore classified within level 3 of the fair value hierarchy.

Other Real Estate Owned: Other real estate owned is carried at the lower of the investment in the real estate or the fair value of the real estate less estimated selling costs. The use of independent appraisals and management's best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and therefore other real estate owned is classified within level 3 of the fair value hierarchy.

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	December 31, 2012
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$501	$-	$501	$-
Corporate securities	1,826	1,826	-	-
Short-term bond fund	1,142	1,142	-	-
Limited-term bond fund	525	525	-	-
Total investment securities available for sale	$3,994	$3,493	$501	$-
Total recurring fair value measurements	$3,994	$3,493	$501	$-

Nonrecurring fair value measurements
Impaired loans	$588	$-	$-	$588

Other real estate owned	170	-	-	170
Total nonrecurring fair value measurements	$758	$-	$-	$758

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	December 31, 2011
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
Total investment securities available for sale	$6,707	$3,250	$3,457	$-
Total recurring fair value measurements	$6,707	$3,250	$3,457	$-

Nonrecurring fair value measurements
Impaired loans	$1,133	$-	$-	$1,133

Other real estate owned	185	-	-	185
Total nonrecurring fair value measurements	$1,318	$-	$-	$1,318

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used level 3 inputs to determine fair value as of December 31, 2012 (in thousands):

	December 31, 2012
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$588	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to -58% (-18%) (-8%)
			Liquidation expenses (2)	(-8%)
Other real estate owned	$170	Appraisal of collateral (1) (3)	Liquidation expenses (2)	(-8%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and December 31, 2011 (in thousands):

			Fair Value Measurements at
			December 31, 2012
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$12,400	$12,400	$12,400	$-	$-
Investment in interest-earning time deposits	8,132	8,234	-	8,234	-
Investment securities available for sale	3,994	3,994	3,493	501	-
Loans held for sale	4,875	5,053	-	5,053	-
Loans receivable, net	84,291	86,503	-	-	86,503
Accrued interest receivable	657	657	657	-	-
Investment in FHLB stock	437	437	-	437	-

Financial Liabilities
Deposits	97,038	98,279	19,337	78,942	-
FHLB advances, short-term	2,000	2,000	-	2,000	-
Accrued interest payable	81	81	81	-	-

			Fair Value Measurements at
			December 31, 2011
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$11,687	$11,687	$11,687	$-	$-
Investment in interest-earning time deposits	8,082	8,178	-	8,178	-
Investment securities available for sale	6,707	6,707	3,250	3,457	-
Mortgage-backed securities held to maturity	3,888	4,248	-	4,248	-
Loans held for sale	413	418	-	5,053	-
Loans receivable, net	75,339	77,005	-	-	77,005
Accrued interest receivable	543	543	543	-	-
Investment in FHLB stock	616	616	-	616	-

Financial Liabilities
Deposits	88,525	90,106	13,842	76,264	-
FHLB advances, long-term	2,000	2,105	-	2,105	-
FHLB advances, short-term	1,800	1,800	-	1,800	-
Accrued interest payable	98	98	98	-	-

The following methods and assumptions were used to measure the fair value of financial instruments recorded at cost on the Company's consolidated balance sheets:

Cash and Cash Equivalents.  The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Interest-Earning Time Deposits. Fair values for interest-earning time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits. The Company generally purchases amounts below the insured limit, limiting the amount of credit risk on these time deposits.

Loans Held for Sale.  Fair values of loans held for sale are based on commitments on hand from investors at prevailing market rates.

Loans Receivable, Net.  The fair values of loans are estimated using discounted cash flow methodology.  The discount rates take into account interest rates currently being offered to customers for loans with similar terms, the credit risk associated with the loan and market factors, including liquidity.  The valuation of the loan portfolio reflects discounts that the Company believes are consistent with transactions occurring in the market place for both performing and distressed loan types.  The carrying value that fair value is compared to is net of the allowance for loan losses and other associated premiums and discounts.  Due to the significant judgment involved in evaluating credit quality, loans are classified with level 3 of the fair value hierarchy.

Accrued Interest Receivable.  The carrying amount of accrued interest receivable approximates its fair value.

Federal Home Loan Bank Stock.  The carrying amount of restricted investment in Federal Home Loan Bank stock approximates fair value, and considers the limited marketability of such securities.

Deposits.  The carrying amount is considered a reasonable estimate of fair value for demand savings deposit accounts.  The fair value of fixed maturity certificates of deposit is estimated by a discounted cash flow method using the rates currently offered for deposits of similar maturities.

Federal Home Loan Bank Borrowings.  Fair values of FHLB advances are estimated based on rates currently available to the Company for similar terms and remaining maturities.

Accrued Interest Receivable.  The carrying amount of accrued interest payable approximates its fair value.

Off-Balance Sheet Financial Instruments.  Off-balance sheet financial instruments consist of commitments to extend credit.  Fair values for commitments to extend credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreement and the present credit standing of the counterparties.  The estimated fair value of the commitments to extend credit are insignificant and therefore are not presented in the above table.